Current and long-term debt - Ocean Yield Lease Financing (Details) $ in Thousands		1 Months Ended	3 Months Ended
	Sep. 01, 2017 USD ($)	Sep. 30, 2017 USD ($) vessel	Sep. 30, 2017 USD ($) vessel	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2019 USD ($) vessel
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 2,415,326	$ 2,552,473
Number of vessels | vessel				19	19
Ocean Yield Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Sale leaseback, option to purchase period		7 years
Net debt to capitalization ratio	0.60
Consolidated tangible net worth		$ 1,000,000
Cumulative positive net income		25.00%
Net proceeds of equity issuance	50.00%
Borrowings				$ 137,400	$ 148,200
Vessels [member]
Disclosure of detailed information about borrowings [line items]
Number of vessels | vessel				135	134
STI Sanctity, STI Steadfast, STI Supreme And STI Symphony [Member] | LR2 [Member] | NPTI September Closing [Member] | Ocean Yield Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, bareboat charter term			13 years
STI Sanctity, STI Steadfast, STI Supreme And STI Symphony [Member] | LR2 [Member] | NPTI September Closing [Member] | Ocean Yield Lease Financing [Member] | London Interbank Offered Rate (LIBOR) [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		5.40%	5.40%
STI Sanctity, STI Steadfast, STI Supreme And STI Symphony [Member] | LR2 [Member] | NPTI September Closing [Member] | Vessels [member] | Ocean Yield Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Number of vessels | vessel		4	4
Monthly payments [Member] | STI Sanctity, STI Steadfast, STI Supreme And STI Symphony [Member] | LR2 [Member] | NPTI September Closing [Member] | Ocean Yield Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Periodic payment per vessel			$ 200
Monthly payment increase [Member] | STI Sanctity, STI Steadfast, STI Supreme And STI Symphony [Member] | LR2 [Member] | NPTI September Closing [Member] | Ocean Yield Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Periodic payment per vessel			$ 300
Consolidated Liquidity Requirement - Scenario One [Member] | Ocean Yield Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount	$ 25,000
Consolidated Liquidity Requirement - Scenario Two [Member] | Ocean Yield Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel	500
Consolidated liquidity requirement per each chartered-in vessel	$ 250